Accrued expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accrued expenses
7.	ACCRUED EXPENSES

Accrued expenses consisted of the following as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020

Accrued payroll	$1,582	$1,246
Accrued duties	203	204
Accrued warranties	313	284
Accrued purchases	491	25
Accrued excess inventory	448	465
Accrued operating expense	3,856	3,505
Other accrued expenses	219	52

Total accrued expenses	$7,112	$5,781

7.	ACCRUED EXPENSES

Accrued expenses consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Accrued payroll	$1,246	$279
Accrued duties	204	245
Accrued warranties	284	92
Accrued purchases	25	1,192
Accrued excess inventory	465	—
Accrued operating expenses	3,505	1,067
Other accrued expenses	52	3

Total accrued expenses	$5,781	$2,878

Certain prior period Other accrued expenses have been reclassified to Accrued operating expenses for consistency with the current year presentation and had no effect on the consolidated financial statements.